Offerings	Aug. 06, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	To be Issued Pursuant to the Cogent Biosciences Inc Inducement Award Non-Qualified Stock Option Agreement the Inducement Options
Amount Registered | shares	525,000	[1]
Proposed Maximum Offering Price per Unit	8.22	[2]
Maximum Aggregate Offering Price	$ 4,315,500	[2]
Fee Rate	0.01476%
Amount of Registration Fee	$ 636.97
Offering Note
(1)
In addition to the number of shares of the common stock, par value $
0.001
per share (the “Common Stock”), of the Registrant stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2)	Calculated pursuant to 457(h) under the Securities Act based on $ 8.22 , the exercise price per share of the Inducement Options.
(3)
The price of $
9.60
per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on July 31, 2024, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and has been used as these shares are without a fixed price.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	To be Issued Pursuant to the Cogent Biosciences Inc Inducement Restricted Stock Unit Award Agreement the Inducement RSUs
Amount Registered | shares	214,000	[1]
Proposed Maximum Offering Price per Unit	9.6	[3]
Maximum Aggregate Offering Price	$ 2,054,400	[3]
Fee Rate	0.01476%
Amount of Registration Fee	$ 303.23
Offering Note
(1)
In addition to the number of shares of the common stock, par value $
0.001
per share (the “Common Stock”), of the Registrant stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2)	Calculated pursuant to 457(h) under the Securities Act based on $ 8.22 , the exercise price per share of the Inducement Options.
(3)
The price of $
9.60
per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on July 31, 2024, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and has been used as these shares are without a fixed price.

[1]	In addition to the number of shares of the common stock, par value $0.001 per share (the “Common Stock”), of the Registrant stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
[2]	Calculated pursuant to 457(h) under the Securities Act based on $8.22, the exercise price per share of the Inducement Options.
[3]	The price of $9.60 per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on July 31, 2024, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and has been used as these shares are without a fixed price.